Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders	Basic and diluted net loss per share attributable to stockholders was calculated as follows (in thousands, except share and per share amounts):
	For the three months ended March 31,		For the nine months ended March 31,
	2024 $	2023 $	2024 $	2023 $
Basic loss per share – cents per share	38.00	22.50	75.59	293.24
Basic loss per share	0.38	0.22	0.76	2.93
The loss and weighted average number of common stocks used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	6,031	3,571	11,998	44,637
- Weighted average number of common stocks (number)	15,873,113	15,873,113	15,873,113	15,221,900
Basic and diluted net loss per share attributable to shareholders was calculated as follows (in thousands, except share and per share amounts):
	June 30, 2023 $	June 30, 2022 $
Basic and diluted loss per share	332.17	101.66
The loss and weighted average number of common stocks used in the calculation of basic loss per share is as follows:	3.32	1.02
Total comprehensive loss for the year	51,103	12,120
- Weighted average number of common stocks (number)	15,384,704	11,921,292